Acquisition of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Line Items]
Summary of Acquired Intangible by Assets

The following tables shows acquired intangibles by asset class:

In thousands of U.S. Dollars	Software Technology Acquired through Business Combinations	Other Intangibles	Customer Relationships	Brands	Brands (licensed)	Total
BetEasy	34,684	10,908	56,814	—	—	102,406
TSGA	1,432	22,094	243,820	—	—	267,346
SBG	264,709	13,666	2,233,235	22,447	509,896	3,043,953
Total	300,825	46,668	2,533,869	22,447	509,896	3,413,705

BetEasy
Disclosure Of Business Combinations [Line Items]
Summary of Amounts Recognized in Identifiable Assets Acquired and Liabilities Assumed

The provisional amounts recognized in respect of the identifiable assets acquired and liabilities assumed upon acquisition of BetEasy are set out in the table below:

In thousands of U.S. Dollars	As at February 27, 2018
Financial assets	29,062
Property and equipment	6,079
Identifiable intangible assets (note 11)	102,406
Financial liabilities	(59,327)
Deferred tax liability	(19,444)
Total identifiable assets	58,776
Non-controlling interest	(956)
Goodwill (note 11)	59,887
Total consideration	117,707

Satisfied by:
Cash	117,707
Less: Cash and cash equivalent balances acquired	(17,003)
Net cash outflow arising on acquisition	100,704

TSGA
Disclosure Of Business Combinations [Line Items]
Summary of Amounts Recognized in Identifiable Assets Acquired and Liabilities Assumed

The provisional amounts recognized in respect of the identifiable assets acquired and liabilities assumed are set out in the table below:

In thousands of U.S. Dollars	As at April 24, 2018
Financial assets	41,142
Property and equipment	2,048
Identifiable intangible assets (note 11)	267,346
Financial liabilities	(71,024)
Deferred tax liability	(76,600)
Total identifiable assets	162,912
Goodwill (note 11)	78,290
Total consideration	241,202

Satisfied by:
Cash	241,202
Less: Cash and cash equivalent balances acquired	(32,352)
Net cash outflow arising on acquisition	208,850

SBG
Disclosure Of Business Combinations [Line Items]
Summary of Amounts Recognized in Identifiable Assets Acquired and Liabilities Assumed

The provisional amounts recognized in respect of the identifiable assets acquired and liabilities assumed are set out in the table below:

In thousands of U.S. Dollars	As at July 10, 2018
Financial assets	416,359
Property and equipment	18,086
Identifiable intangible assets (note 11)	3,043,953
Other financial liabilities	(394,177)
Derivatives	(5,031)
Shareholder loans	(663,407)
Long-term debt	(1,080,478)
Preferred shares	(10,879)
Other non-current liabilities	(1,453)
Deferred tax liability	(514,278)
Total identifiable assets	808,695
Goodwill (note 11)	2,431,100
Total consideration	3,239,795

Satisfied by:
Non-cash consideration:
Common Shares Issued	1,381,044

Cash consideration:
Cash	1,858,751
Less: Cash and cash equivalent balances acquired	(304,053)
Net cash outflow arising on acquisition	1,554,698
Total consideration, net of cash acquired	2,935,742